Cover Page	Aug. 12, 2024
Document Information [Line Items]
Entity Registrant Name	EOS INC.
Entity Central Index Key	0001651958
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Aug. 12, 2024
Entity Ex Transition Period	false
Entity File Number	000-55661
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	30-0873246
Entity Address Address Line 1	2F., No. 157, Sec. 2, Nanjing E. Rd.
Entity Address Address Line 2	Zhongshan District
Entity Address City Or Town	Taipei City
Entity Address Country	TW
Entity Address Postal Zip Code	104075
City Area Code	886
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Local Phone Number	2-2586-8300
Current Fiscal Year End Date	--12-31